SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Cash and cash equivalents Foreign currency risk Denominated in RMB	Dec. 31, 2012 Cash and cash equivalents Foreign currency risk Denominated in RMB	Dec. 31, 2013 Short term investments Foreign currency risk Denominated in RMB	Dec. 31, 2012 Short term investments Foreign currency risk Denominated in RMB
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 117,063	$ 211,944	$ 217,746	$ 211,370	$ 109,895	$ 180,272
Percentage of cash and cash equivalents which are denominated in RMB					93.90%	85.10%
Short-term investments denominated in RMB	129,619	26,126					129,619	26,126
Amounts due from related parties	$ 2,631	$ 1,592